PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 219,451	$ 1,707,989	$ 1,902,005
Losses on disposal of property and equipment		2,008,324	636,289
Asset, Impairment Loss		$ 0	$ 0